Intangible Assets	12 Months Ended
Sep. 27, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets

14. INTANGIBLE ASSETS

Amortization expense related to amortized intangible assets is as follows (in thousands):

	Fiscal Years
	2013	2012	2011
Cost of revenue	$2,986	$2,259	$1,588
Selling, general and administrative	1,335	1,336	1,069

Total	$4,321	$3,595	$2,657

Intangible assets consist of the following (in thousands):

	September 27, 2013	September 28, 2012
Acquired technology	$23,637	$21,354
Customer relationships	13,150	13,150
Trade name	3,400	3,400

Total	40,187	37,904
Less accumulated amortization	(15,389)	(11,068)

Intangible assets — net	$24,798	$26,836

A summary of the activity in intangible assets and goodwill follows (in thousands):

	Total	Acquired Technology	Customer Relationships	Trade Name	Goodwill
Balance at September 30, 2011	$41,894	$21,354	$13,150	$3,400	$3,990
Nitronex Acquisition	2,760	—	—	—	2,760

Balance at September 28, 2012	44,654	21,354	13,150	3,400	6,750
Other intangibles purchased	2,283	2,283	—	—	—

Balance at September 27, 2013	$46,937	$23,637	$13,150	$3,400	$6,750

Estimated amortization of the intangible assets in future fiscal years as of September 27, 2013 (in thousands):

2014	$4,376
2015	4,376
2016	3,611
2017	2,847
2018	2,598
Thereafter	3,590

Total	$21,398

The trade name is an indefinite-lived intangible asset and is not subject to amortization. The Company performed its annual impairment test for the trade name and goodwill in the fourth quarter of each fiscal year presented, concluding no impairment existed.

Accumulated amortization for the acquired technology and customer relationships was $9.6 million and $5.8 million, respectively, as of September 27, 2013 and $6.6 million and $4.4 million, respectively, as of September 28, 2012.

In July 2013, the Company entered into a long term technology licensing and transfer agreement that calls for potential payments by the Company of up to $9.0 million through July 2016 based upon the achievement of specified milestones. Costs incurred in connection with the licensing and the transfer of the technology aggregated $2.3 million in fiscal year 2013 and were capitalized as incurred as acquired technology. Costs will be amortized to costs of sales upon completion of the transfer, which is currently expected to be completed through fiscal year 2016.